Quarterly Results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (unaudited)
Quarterly Results (unaudited)

A summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011, is presented below (in thousands, except per-share data). The amounts presented may have been restated from previous period presentations due to reclassifications related to discontinued operations (see Note 14 for further detail).

	2012
	First	Second	Third		Fourth
Revenues	$131,086	$131,652	$133,279		$133,512
Real estate operating income	$34,672	$35,694	$33,967		$34,541
Income from continuing operations	$18,401	$20,282	$10,926	(1)	$13,328	(2)
Income from discontinued operations	$18,829	$10,430	$(91)		$1,114
Net income attributable to Piedmont	$37,227	$30,708	$10,831		$14,438
Basic earnings per share	$0.22	$0.18	$0.06		$0.09
Diluted earnings per share	$0.22	$0.18	$0.06		$0.09
Dividends per share	$0.2000	$0.2000	$0.2000		$0.2000

(1)	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.

(2)	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.

	2011
	First	Second	Third	Fourth
Revenues	$129,407	$134,106	$131,464	$134,686
Real estate operating income	$39,921	$35,979	$36,961	$32,764
Income from continuing operations	$29,924	$17,946	$21,140	$17,854
Income from discontinued operations	$4,047	$3,085	$29,890	$101,170
Net income attributable to Piedmont	$33,967	$21,028	$51,026	$119,020
Basic earnings per share	$0.20	$0.12	$0.30	$0.68
Diluted earnings per share	$0.20	$0.12	$0.29	$0.69
Dividends per share	$0.3150	$0.3150	$0.3150	$0.3150